Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jan. 31, 2026	Feb. 26, 2026	Jan. 05, 2026
Subsequent Events (Details) [Line Items]
Common Stock issued (in Shares)	20,000,000
Debentures [Member]
Subsequent Events (Details) [Line Items]
Principal amounts			$ 200,000
February 2026 Debentures [Member]
Subsequent Events (Details) [Line Items]
Debentures due		$ 200,000